Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information Tables
Segment information
	2017	2016	2015
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	11,001	13,721	12,256
Engineering	6,349	8,757	6,046
	17,350	22,478	18,302
Operating loss
Trading and manufacturing	(153)	(346)	(187)
Engineering	(306)	(209)	(1,624)
Unallocated corporate expenses	(115)	(115)	(147)
	(574)	(670)	(1,958)

	2017	2016	2015
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	41	43	46
Engineering	20	12	10
	61	55	56
Capital Expenditures, Gross
Trading and manufacturing	13	12	11
Engineering	5	48	10
	18	60	21

	2017	2016
	US$’000	US$’000
Assets
Trading and manufacturing	5,049	5,463
Engineering	18,688	17,641
	23,737	23,104
Liabilities
Trading and manufacturing	2,806	3,208
Engineering	3,824	3,278
	6,630	6,486

Geographical analysis of revenue and assets

Geographical analysis of revenue by customer location is as follows:

	2017	2016	2015
	US$’000	US$’000	US$’000
Revenue -
The PRC	7,740	10,604	9,327
Hong Kong	9,270	11,687	8,726
Others	340	187	249
	17,350	22,478	18,302

Geographical analysis of long-lived assets is as follows:

	2017	2016
	US$’000	US$’000
Hong Kong	460	480
The PRC	274	291
	734	771

(1)   Long-lived assets represent property, plant and equipment, net.

Major suppliers abd customers
	2017	2016	2015
Supplier A	45%	63%	39%
Supplier B	10%	7%	11%
Supplier C	9%	5%	6%
Supplier D	4%	5%	5%

	2017	2016	2015

Customer A	10%	13%	11%
Customer B	7%	-	-
Customer C	5%	-	-
Customer D	5%	-	-
Customer E	-	6%	-
Customer F	-	6%	-
Customer G	-	-	11%
Customer H	-	-	6%
Customer I	-	-	5%